LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Lease cost	$ 1,182	$ 130	$ 0
Variable lease cost	212	26	0
Total operating lease cost	1,394	156	0
Short-term lease cost	1,744	1,155	19
Finance lease cost:
Amortization of right of use assets	342	2,758	3,312
Interest on lease liabilities	44	789	782
Variable lease cost	55	738	744
Total finance lease cost	441	4,285	4,838
Total lease cost	$ 3,579	$ 5,596	$ 4,857